UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05181

Morgan Stanley Equally-Weighted S&P 500
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	June 30, 2009

Date of reporting period:	September 30, 2008

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments September 30, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.4%)
	Advertising/Marketing Services (0.4%)
355,617	Interpublic Group of Companies, Inc. (The) (a)	$2,756,032
71,790	Omnicom Group, Inc.	2,768,222
		5,524,254
	Aerospace & Defense (1.8%)
50,760	Boeing Co.	2,911,086
34,633	General Dynamics Corp.	2,549,681
63,433	Goodrich Corp.	2,638,813
29,901	L-3 Communications Holdings, Inc.	2,939,866
27,358	Lockheed Martin Corp.	3,000,352
46,297	Northrop Grumman Corp.	2,802,820
34,314	Precision Castparts Corp.	2,703,257
48,787	Raytheon Co.	2,610,592
60,562	Rockwell Collins, Inc.	2,912,427
		25,068,894
	Agricultural Commodities/Milling (0.2%)
128,100	Archer-Daniels-Midland Co.	2,806,671

	Air Freight/Couriers (0.8%)
50,682	C.H. Robinson Worldwide, Inc.	2,582,755
78,995	Expeditors International of Washington, Inc.	2,752,186
33,675	FedEx Corp.	2,661,672
45,253	United Parcel Service, Inc. (Class B)	2,845,961
		10,842,574
	Airlines (0.2%)
193,458	Southwest Airlines Co.	2,807,076

	Aluminum (0.2%)
113,229	Alcoa, Inc.	2,556,711

	Apparel/Footwear (1.2%)
96,380	Coach, Inc. (a)	2,413,355
157,091	Jones Apparel Group, Inc.	2,907,754
165,852	Liz Claiborne, Inc.	2,724,948
44,762	Nike, Inc. (Class B)	2,994,578
42,450	Polo Ralph Lauren Corp.	2,828,868
36,863	V.F. Corp.	2,849,879
		16,719,382
	Apparel/Footwear Retail (1.0%)
64,519	Abercrombie & Fitch Co. (Class A)	2,545,275
158,985	Gap, Inc. (The)	2,826,753
155,960	Limited Brands, Inc.	2,701,227
89,054	Nordstrom, Inc.	2,566,536
87,739	TJX Companies, Inc. (The)	2,677,794
		13,317,585
	Auto Parts: O.E.M. (0.4%)
43,753	Eaton Corp.	2,458,044
90,147	Johnson Controls, Inc.	2,734,159
		5,192,203
	Automotive Aftermarket (0.2%)
176,566	Goodyear Tire & Rubber Co. (The) (a)	2,703,225

	Beverages: Alcoholic (0.9%)
45,174	Anheuser-Busch Companies, Inc.	2,930,889
41,171	Brown-Forman Corp. (Class B)	2,956,490
136,580	Constellation Brands Inc. (Class A) (a)	2,931,007
63,513	Molson Coors Brewing Co. (Class B)	2,969,233
		11,787,619
	Beverages: Non-Alcoholic (0.8%)
56,711	Coca-Cola Co. (The)	2,998,878
171,283	Coca-Cola Enterprises Inc.	2,872,416

91,178	Pepsi Bottling Group, Inc. (The)	2,659,662
41,446	PepsiCo, Inc.	2,953,856
		11,484,812
	Biotechnology (1.3%)
50,583	Amgen Inc. (a)	2,998,054
60,680	Biogen Idec Inc. (a)	3,051,597
44,642	Celgene Corp. (a)	2,824,946
37,603	Genzyme Corp. (a)	3,041,707
65,290	Gilead Sciences, Inc. (a)	2,975,918
42,358	Millipore Corp. (a)	2,914,230
		17,806,452
	Building Products (0.2%)
157,336	Masco Corp.	2,822,608

	Cable/Satellite TV (0.6%)
146,472	Comcast Corp. (Class A)	2,875,245
120,183	DIRECTV Group, Inc. (The) (a)	3,145,189
68,614	Scripps Networks Interactive	2,491,374
		8,511,808
	Casino/Gaming (0.2%)
164,949	International Game Technology	2,833,824

	Chemicals: Agricultural (0.4%)
25,399	CF Industries Holdings Inc.	2,322,993
25,617	Monsanto Co.	2,535,571
		4,858,564
	Chemicals: Major Diversified (1.0%)
80,762	Dow Chemical Co. (The)	2,566,616
63,144	Du Pont (E.I.) de Nemours & Co.	2,544,703
49,581	Eastman Chemical Co.	2,729,930
149,356	Hercules Inc. (a)	2,955,755
38,637	Rohm & Haas Co.	2,704,590
		13,501,594
	Chemicals: Specialty (0.8%)
36,350	Air Products & Chemicals, Inc.	2,489,612
96,636	Ashland Inc.	2,825,637
34,024	Praxair, Inc.	2,440,882
54,626	Sigma-Aldrich Corp.	2,863,495
		10,619,626
	Coal (0.5%)
49,711	CONSOL Energy, Inc.	2,281,238
71,391	Massey Energy Co.	2,546,517
52,948	Peabody Energy Corp.	2,382,660
		7,210,415
	Commercial Printing/Forms (0.2%)
106,987	Donnelley (R.R.) & Sons Co.	2,624,391

	Computer Communications (0.6%)
124,884	Cisco Systems, Inc. (a)	2,817,383
112,767	Juniper Networks, Inc. (a)	2,376,001
171,283	QLogic Corp. (a)	2,630,907
		7,824,291
	Computer Peripherals (0.6%)
232,624	EMC Corp. (a)	2,782,183
88,247	Lexmark International, Inc. (Class A) (a)	2,874,205
138,429	NETAPP INC	2,523,561
42,000	Seagate Technology Inc. (Escrow) (a) (e)	0
		8,179,949
	Computer Processing Hardware (0.8%)
21,527	Apple Inc. (a)	2,446,759
182,406	Dell Inc. (a)	3,006,051
62,856	Hewlett-Packard Co.	2,906,461
347,073	Sun Microsytems (a)	2,637,755
		10,997,026
	Construction Materials (0.2%)
36,548	Vulcan Materials Co.	2,722,826

	Containers/Packaging (0.8%)
71,695	Ball Corp.	2,831,236
106,399	Bemis Company, Inc.	2,788,718
108,105	Pactiv Corp. (a)	2,684,247
130,470	Sealed Air Corp.	2,869,035
		11,173,236
	Contract Drilling (1.0%)
49,818	ENSCO International Inc.	2,871,011
108,220	Nabors Industries, Ltd. (Bermuda) (a)	2,696,842
64,706	Noble Corp. (Cayman Islands)	2,840,593
88,155	Rowan Companies, Inc.	2,693,135
24,189	Transocean Inc. (Cayman Islands)	2,656,920
		13,758,501
	Data Processing Services (1.7%)
56,396	Affiliated Computer Services, Inc. (Class A) (a)	2,855,329
67,984	Automatic Data Processing, Inc.	2,906,316
195,954	Convergys Corp. (a)	2,896,200
143,528	Fidelity National Information Services, Inc.	2,649,527
58,890	Fiserv, Inc. (a)	2,786,675
86,934	Paychex, Inc.	2,871,430
168,149	Total System Services, Inc.	2,757,644
117,941	Western Union Co.	2,909,604
		22,632,725
	Department Stores (0.8%)
216,364	Dillard’s, Inc. (Class A)	2,553,095
60,693	Kohl’s Corp. (a)	2,796,733
151,974	MACY*S Inc.	2,732,493
74,863	Penney (J.C.) Co., Inc.	2,495,932
		10,578,253
	Discount Stores (1.2%)
96,024	Big Lots, Inc. (a)	2,672,348
45,507	Costco Wholesale Corp.	2,954,770
108,608	Family Dollar Stores, Inc.	2,574,010
29,892	Sears Holdings Corp. (a)	2,794,902
56,891	Target Corp.	2,790,504
50,812	Wal-Mart Stores, Inc.	3,043,131
		16,829,665
	Drugstore Chains (0.4%)
79,982	CVS/Caremark Corp.	2,692,194
92,033	Walgreen Co.	2,849,342
		5,541,536
	Electric Utilities (5.4%)
216,069	AES Corp. (The) (a)	2,525,847
76,140	Allegheny Energy, Inc. (a)	2,799,668
73,025	Ameren Corp.	2,850,166
80,020	American Electric Power Co., Inc.	2,963,141
204,834	CenterPoint Energy, Inc.	2,984,431
235,148	CMS Energy Corp.	2,932,296
68,460	Consolidated Edison, Inc.	2,941,042
117,756	Constellation Energy Group	2,861,471
66,306	Dominion Resources, Inc.	2,836,571
69,943	DTE Energy Co.	2,806,113
168,805	Duke Energy Corp.	2,942,271
75,759	Edison International	3,022,784
33,246	Entergy Corp.	2,959,226
44,648	Exelon Corp.	2,795,858
44,007	FirstEnergy Corp.	2,948,029
54,197	FPL Group, Inc.	2,726,109
54,085	Integrys Energy Group, Inc.	2,701,005
128,170	Pepco Holdings, Inc.	2,936,375
76,940	PG&E Corp.	2,881,403
86,645	Pinnacle West Capital Corp.	2,981,454
80,697	PPL Corp.	2,987,403
68,352	Progress Energy, Inc.	2,948,022
85,112	Public Service Enterprise Group Inc.	2,790,822
78,996	Southern Co. (The)	2,977,359
176,156	TECO Energy, Inc.	2,770,934
133,362	Xcel Energy, Inc.	2,665,906
		74,535,706

	Electrical Products (0.6%)
70,024	Cooper Industries Ltd. (Class A) (Bermuda)	2,797,459
69,192	Emerson Electric Co.	2,822,342
117,302	Molex Inc.	2,633,430
		8,253,231
	Electronic Components (1.0%)
65,997	Amphenol Corporation (Class A)	2,649,120
269,877	Jabil Circuit, Inc.	2,574,627
97,852	MEMC Electronic Materials, Inc. (a)	2,765,298
134,699	SanDisk Corp. (a)	2,633,365
100,610	Tyco Electronics Ltd. (Bermuda)	2,782,873
		13,405,283
	Electronic Equipment/Instruments (0.8%)
86,656	Agilent Technologies, Inc. (a)	2,570,217
329,361	JDS Uniphase Corp. (a)	2,786,394
77,481	Rockwell Automation, Inc.	2,893,141
235,953	Xerox Corp. (a)	2,720,538
		10,970,290
	Electronic Production Equipment (0.8%)
190,781	Applied Materials, Inc.	2,886,517
88,360	KLA-Tencor Corp.	2,796,594
142,242	Novellus Systems, Inc. (a)	2,793,633
350,279	Teradyne, Inc. (a)	2,735,679
		11,212,423
	Electronics/Appliance Stores (0.4%)
72,501	Best Buy Co., Inc.	2,718,788
173,141	RadioShack Corp.	2,991,876
		5,710,664
	Electronics/Appliances (0.6%)
191,383	Eastman Kodak Co.	2,943,471
89,587	Harman International Industries, Inc.	3,052,229
33,523	Whirlpool Corp.	2,658,039
		8,653,739
	Engineering & Construction (0.4%)
47,315	Fluor Corp.	2,635,446
47,095	Jacobs Engineering Group, Inc. (a)	2,557,729
		5,193,175
	Environmental Services (0.4%)
259,045	Allied Waste Industries, Inc. (a)	2,877,990
86,373	Waste Management, Inc.	2,719,886
		5,597,876
	Finance/Rental/Leasing (1.3%)
111,226	American Capital Ltd.	2,837,375
54,120	Capital One Financial Corp.	2,760,120
271,812	CIT Group, Inc.	1,891,812
189,589	Discover Financial Services	2,620,120
13,471	Mastercard Inc. Class A (a)	2,388,812
41,680	Ryder System, Inc.	2,584,160
192,598	SLM Corp.	2,376,659
		17,459,058
	Financial Conglomerates (1.2%)
74,965	American Express Co.	2,656,010
146,897	Citigroup, Inc.	3,012,857
64,472	JPMorgan Chase & Co.	3,010,842
68,307	Leucadia National Corp. (a)	3,103,870
58,392	Principal Financial Group, Inc.	2,539,468
35,171	Prudential Financial, Inc.	2,532,312
		16,855,359
	Financial Publishing/Services (0.6%)
80,386	Equifax, Inc.	2,769,298
79,512	McGraw-Hill Companies, Inc. (The)	2,513,374
83,935	Moody’s Corp.	2,853,790
		8,136,462
	Food Distributors (0.2%)
90,740	SYSCO Corp.	2,797,514

	Food Retail (0.8%)
105,700	Kroger Co. (The)	2,904,636

119,004	Safeway Inc.	2,822,775
131,830	SUPERVALU, Inc.	2,860,711
145,907	Whole Foods Market, Inc.	2,922,517
		11,510,639
	Food: Major Diversified (1.5%)
78,587	Campbell Soup Co.	3,033,458
149,146	ConAgra Foods Inc.	2,902,381
43,298	General Mills, Inc.	2,975,439
57,268	Heinz (H.J.) Co.	2,861,682
53,519	Kellogg Co.	3,002,416
86,744	Kraft Foods Inc. (Class A)	2,840,866
225,032	Sara Lee Corp.	2,842,154
		20,458,396
	Food: Meat/Fish/Dairy (0.4%)
130,079	Dean Foods Co.	3,038,645
231,029	Tyson Foods, Inc. (Class A)	2,758,486
		5,797,131
	Food: Specialty/Candy (0.6%)
74,532	Hershey Foods Co. (The)	2,946,995
75,874	McCormick & Co., Inc. (Non-Voting)	2,917,355
35,928	Wrigley (Wm.) Jr. Co.	2,852,683
		8,717,033
	Forest Products (0.2%)
48,699	Weyerhaeuser Co.	2,950,185

	Gas Distributors (1.2%)
703,809	Dynegy, Inc. (Class A) (a)	2,519,636
60,998	Nicor Inc.	2,705,261
194,574	NiSource, Inc.	2,871,912
63,888	Questar Corp.	2,614,297
56,426	Sempra Energy	2,847,820
113,906	Spectra Energy Corp.	2,710,963
		16,269,889
	Home Building (1.0%)
170,609	Centex Corp.	2,763,866
201,691	D.R. Horton, Inc.	2,626,017
127,081	KB Home	2,500,954
181,100	Lennar Corp. (Class A)	2,750,909
164,918	Pulte Homes, Inc.	2,303,904
		12,945,650
	Home Furnishings (0.4%)
126,498	Leggett & Platt, Inc.	2,756,391
158,901	Newell Rubbermaid, Inc.	2,742,631
		5,499,022
	Home Improvement Chains (0.8%)
56,572	Fastenal Co.	2,794,091
104,077	Home Depot, Inc. (The)	2,694,554
118,818	Lowe’s Companies, Inc.	2,814,798
47,876	Sherwin-Williams Co.	2,736,592
		11,040,035
	Hospital/Nursing Management (0.2%)
484,572	Tenet Healthcare Corp. (a)	2,689,375

	Hotels/Resorts/Cruiselines (0.8%)
76,294	Carnival Corp (Panama) (Units) (c)	2,696,993
101,089	Marriott International, Inc. (Class A)	2,637,412
83,175	Starwood Hotels & Resorts Worldwide, Inc.	2,340,545
176,978	Wyndham Worldwide Corp. (a)	2,780,324
		10,455,274
	Household/Personal Care (1.5%)
74,863	Avon Products, Inc.	3,112,055
48,288	Clorox Co. (The)	3,027,175
40,067	Colgate-Palmolive Co.	3,019,048
59,526	Estee Lauder Companies, Inc. (The) (Class A)	2,970,943
68,213	International Flavors & Fragrances, Inc.	2,691,685
45,920	Kimberly-Clark Corp.	2,977,453
43,113	Procter & Gamble Co. (The)	3,004,545
		20,802,904

	Industrial Conglomerates (1.8%)
39,260	3M Co.	2,681,851
38,021	Danaher Corp.	2,638,657
112,790	General Electric Co. (b)	2,876,145
66,933	Honeywell International, Inc.	2,781,066
78,107	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	2,434,595
50,342	ITT Corp.	2,799,519
84,355	Textron, Inc.	2,469,914
73,895	Tyco International Ltd. (Bermuda)	2,587,803
44,336	United Technologies Corp.	2,662,820
		23,932,370
	Industrial Machinery (0.4%)
61,805	Illinois Tool Works Inc.	2,747,232
51,136	Parker Hannifin Corp.	2,710,208
		5,457,440
	Industrial Specialties (0.4%)
60,657	Ecolab Inc.	2,943,078
45,296	PPG Industries, Inc.	2,641,663
		5,584,741
	Information Technology Services (1.2%)
106,987	Citrix Systems, Inc. (a)	2,702,492
114,167	Cognizant Technology Solutions Corp. (Class A) (a)	2,606,433
69,236	Computer Sciences Corp. (a)	2,782,595
25,171	International Business Machines Corp.	2,944,000
131,683	Teradata Corp	2,567,819
905,498	Unisys Corp. (a)	2,490,120
		16,093,459
	Insurance Brokers/Services (0.4%)
63,788	AON Corp.	2,867,908
90,335	Marsh & McLennan Companies, Inc.	2,869,040
		5,736,948
	Integrated Oil (1.2%)
34,549	Chevron Corp.	2,849,602
38,736	ConocoPhillips	2,837,412
36,801	Exxon Mobil Corp.	2,857,966
32,004	Hess Corp.	2,626,888
69,991	Marathon Oil Corp.	2,790,541
40,467	Murphy Oil Corp.	2,595,553
		16,557,962
	Internet Retail (0.4%)
37,593	Amazon.com, Inc. (a)	2,735,267
80,462	Gamestop Corp (Class A) (a)	2,752,605
		5,487,872
	Internet Software/Services (0.8%)
171,670	Akamai Technologies, Inc. (a)	2,993,925
6,753	Google Inc. (Class A) (a)	2,704,712
107,797	VeriSign, Inc. (a)	2,811,346
152,509	Yahoo! Inc. (a)	2,638,406
		11,148,389
	Investment Banks/Brokers (1.8%)
69,734	Ameriprise Financial, Inc.	2,663,839
7,030	CME Group Inc.	2,611,715
775,811	E*TRADE Group, Inc. (a)	2,172,271
23,369	Goldman Sachs Group, Inc. (The)	2,991,232
35,023	IntercontinentalExchange Inc.	2,825,656
102,827	Merrill Lynch & Co., Inc.	2,601,523
111,481	Morgan Stanley (d)	2,564,063
68,166	NYSE Euronext	2,670,744
120,136	Schwab (Charles) Corp. (The)	3,123,536
		24,224,579
	Investment Managers (1.3%)
96,299	Federated Investors, Inc. (Class B)	2,778,226
28,088	Franklin Resources, Inc.	2,475,395
108,169	Invesco Ltd	2,269,386
99,283	Janus Capital Group, Inc.	2,410,591
74,991	Legg Mason, Inc.	2,854,157
46,661	Price (T.) Rowe Group, Inc.	2,506,162
50,180	State Street Corp.	2,854,238
		18,148,155

	Life/Health Insurance (1.1%)
47,699	AFLAC, Inc.	2,802,316
198,912	Genworth Financial Inc. (Class A)	1,712,632
55,254	Lincoln National Corp.	2,365,424
47,232	MetLife, Inc.	2,644,992
46,137	Torchmark Corp.	2,758,993
116,670	UnumProvident Corp.	2,928,417
		15,212,774
	Major Banks (2.1%)
80,935	Bank of America Corp.	2,832,725
81,620	Bank of New York Mellon Corp.	2,659,180
69,332	BB&T Corp.	2,620,750
67,471	Comerica, Inc.	2,212,374
237,916	Huntington Bancshares, Inc.	1,900,949
203,859	KeyCorp	2,434,076
540,717	National City Corp.	946,255
37,353	PNC Financial Services Group	2,790,269
140,835	Regions Financial Corp.	1,352,016
47,923	SunTrust Banks, Inc.	2,156,056
79,848	U.S. Bancorp	2,876,125
161,783	Wachovia Corp.	566,241
71,335	Wells Fargo & Co.	2,677,203
		28,024,219
	Major Telecommunications (0.8%)
96,080	AT&T Inc.	2,682,554
64,894	Embarq Corp.	2,631,452
424,254	Sprint Nextel Corp.	2,587,949
88,226	Verizon Communications, Inc.	2,831,172
		10,733,127
	Managed Health Care (1.2%)
74,386	Aetna, Inc.	2,686,078
77,308	CIGNA Corp.	2,626,926
88,801	Coventry Health Care, Inc. (a)	2,890,473
65,992	Humana, Inc. (a)	2,718,870
112,865	UnitedHealth Group Inc.	2,865,642
63,170	WellPoint Inc. (a)	2,954,461
		16,742,450
	Media Conglomerates (1.0%)
193,334	CBS Corp. (Class B)	2,818,810
88,207	Disney (Walt) Co. (The)	2,707,073
220,933	News Corp. (Class A)	2,648,987
208,766	Time Warner, Inc.	2,736,922
113,229	Viacom Inc. (Class B) (a)	2,812,608
		13,724,400
	Medical Distributors (0.8%)
76,932	AmerisourceBergen Corp.	2,896,490
59,770	Cardinal Health, Inc.	2,945,466
52,692	McKesson Corp.	2,835,357
90,633	Patterson Companies, Inc. (a)	2,756,150
		11,433,463
	Medical Specialties (3.6%)
88,079	Applied Biosystems Inc.	3,016,706
31,938	Bard (C.R.), Inc.	3,029,958
45,947	Baxter International, Inc.	3,015,502
36,769	Becton, Dickinson & Co.	2,951,080
222,229	Boston Scientific Corp. (a)	2,726,750
56,331	Covidien Ltd.	3,028,355
78,120	Hospira, Inc. (a)	2,984,184
10,435	Intuitive Surgical, Inc. (a)	2,514,626
57,813	Medtronic, Inc.	2,896,431
86,842	Pall Corp.	2,986,496
108,153	PerkinElmer, Inc.	2,700,580
68,367	St. Jude Medical, Inc. (a)	2,973,281
44,862	Stryker Corp.	2,794,903
52,991	Thermo Fisher Scientific, Inc. (a)	2,914,505
50,107	Varian Medical Systems, Inc. (a)	2,862,613
52,617	Waters Corp. (a)	3,061,257

42,014	Zimmer Holdings, Inc. (a)	2,712,424
		49,169,651
	Medical/Nursing Services (0.2%)
52,967	DaVita, Inc. (a)	3,019,649

	Miscellaneous Commercial Services (0.2%)
100,812	Cintas Corp.	2,894,313

	Miscellaneous Manufacturing (0.2%)
64,788	Dover Corp.	2,627,153

	Motor Vehicles (0.6%)
569,375	Ford Motor Co. (a)	2,960,750
215,955	General Motors Corp.	2,040,775
70,875	Harley-Davidson, Inc.	2,643,638
		7,645,163
	Multi-Line Insurance (0.3%)
787,901	American International Group, Inc.	2,623,710
47,894	Hartford Financial Services Group, Inc. (The)	1,963,175
		4,586,885
	Office Equipment/Supplies (0.4%)
65,165	Avery Dennison Corp.	2,898,539
85,404	Pitney Bowes, Inc.	2,840,537
		5,739,076
	Oil & Gas Pipelines (0.4%)
204,684	El Paso Corp.	2,611,768
112,850	Williams Companies, Inc. (The)	2,668,903
		5,280,671
	Oil & Gas Production (2.3%)
52,499	Anadarko Petroleum Corp.	2,546,726
24,159	Apache Corp.	2,519,301
73,626	Cabot Oil & Gas Corp.	2,660,844
72,691	Chesapeake Energy Corp.	2,606,699
27,853	Devon Energy Corp.	2,540,194
31,272	EOG Resources, Inc.	2,797,593
48,989	Noble Energy, Inc.	2,723,299
36,493	Occidental Petroleum Corp.	2,570,932
51,474	Pioneer Natural Resources Co. (a)	2,691,061
58,234	Range Resources Corp.	2,496,492
85,641	Southwestern Energy Co. (a)	2,615,476
55,915	XTO Energy, Inc.	2,601,166
		31,369,783
	Oil Refining/Marketing (0.6%)
72,814	Sunoco, Inc.	2,590,722
162,558	Tesoro Corp.	2,680,581
88,748	Valero Energy Corp.	2,689,064
		7,960,367
	Oilfield Services/Equipment (1.5%)
45,093	Baker Hughes Inc.	2,729,930
134,341	BJ Services Co.	2,569,943
67,634	Cameron International Corp. (a)	2,606,614
80,633	Halliburton Co.	2,611,703
50,481	National-Oilwell Varco, Inc. (a)	2,535,661
31,469	Schlumberger Ltd. (Netherlands Antilles)	2,457,414
46,340	Smith International, Inc.	2,717,378
94,705	Weatherford International Ltd. (Bermuda) (a)	2,380,884
		20,609,527
	Other Consumer Services (0.8%)
50,499	Apollo Group, Inc. (Class A) (a)	2,994,591
121,047	Block (H&R), Inc.	2,753,819
130,920	eBay Inc. (a)	2,929,990
181,099	Expedia, Inc. (a)	2,736,406
		11,414,806
	Other Consumer Specialties (0.2%)
48,326	Fortune Brands, Inc.	2,771,979

	Other Metals/Minerals (0.2%)
225,652	Titanium Metals Corp.	2,558,894

	Packaged Software (2.3%)
69,773	Adobe Systems, Inc. (a)	2,753,940
84,946	Autodesk, Inc. (a)	2,849,938
88,546	BMC Software, Inc. (a)	2,535,072
138,322	CA Inc.	2,760,907
292,802	Compuware Corp. (a)	2,837,251
95,571	Intuit Inc. (a)	3,020,999
117,182	Microsoft Corp. (b)	3,127,588
493,615	Novell, Inc. (a)	2,537,181
151,141	Oracle Corp. (a)	3,069,674
54,352	Salesforce.com Inc. (a)	2,630,637
152,587	Symantec Corp. (a)	2,987,653
		31,110,840
	Personnel Services (0.4%)
167,314	Monster Worldwide Inc. (a)	2,494,652
107,798	Robert Half International, Inc.	2,668,001
		5,162,653
	Pharmaceuticals: Generic Drugs (0.7%)
43,220	Barr Pharmaceuticals Inc. (a)	2,822,266
260,416	Mylan Laboratories, Inc.	2,973,951
107,226	Watson Pharmaceuticals, Inc. (a)	3,055,941
		8,852,158
	Pharmaceuticals: Major (1.7%)
48,751	Abbott Laboratories	2,807,083
144,449	Bristol-Myers Squibb Co.	3,011,762
43,341	Johnson & Johnson	3,002,664
61,271	Lilly (Eli) & Co.	2,697,762
95,270	Merck & Co., Inc.	3,006,721
163,527	Pfiezer, Inc. **	3,015,438
153,932	Schering-Plough Corp.	2,843,124
78,954	Wyeth	2,916,561
		23,301,115
	Pharmaceuticals: Other (0.6%)
51,695	Allergan, Inc.	2,662,293
104,926	Forest Laboratories, Inc. (a)	2,967,307
300,935	King Pharmaceuticals, Inc. (a)	2,882,957
		8,512,557
	Precious Metals (0.4%)
41,259	Freeport-McMoRan Copper & Gold, Inc.	2,345,574
72,483	Newmont Mining Corp.	2,809,441
		5,155,015
	Property - Casualty Insurers (1.4%)
62,986	Allstate Corp. (The)	2,904,914
47,030	Chubb Corp. (The)	2,581,947
90,281	Cincinnati Financial Corp.	2,567,592
74,021	Loews Corp.	2,923,089
165,404	Progressive Corp. (The)	2,878,030
59,761	St. Paul Travelers Companies, Inc. (The)	2,701,197
147,324	XL Capital Ltd. (Class A) (Cayman Islands)	2,642,993
		19,199,762
	Publishing: Books/Magazines (0.2%)
94,789	Meredith Corp.	2,657,884

	Publishing: Newspapers (0.6%)
163,438	Gannett Co., Inc.	2,763,737
189,098	New York Times Co. (The) (Class A)	2,702,210
5,065	Washington Post Co. (The) (Class B)	2,819,989
		8,285,936
	Pulp & Paper (0.4%)
104,891	International Paper Co.	2,746,046
118,078	MeadWestvaco Corp.	2,752,398
		5,498,444
	Railroads (0.8%)
30,121	Burlington Northern Santa Fe Corp.	2,784,084
51,093	CSX Corp.	2,788,145
43,113	Norfolk Southern Corp.	2,854,512
39,534	Union Pacific Corp.	2,813,239
		11,239,980

	Real Estate Development (0.2%)
205,655	CB Richard Ellis Group, Inc. (Class A) (a)	2,749,607

	Real Estate Investment Trusts (2.7%)
83,635	Apartment Investment & Management Co. (Class A)	2,928,898
29,196	AvalonBay Communities, Inc.	2,873,470
31,791	Boston Properties, Inc.	2,977,545
63,822	Equity Residential	2,834,335
141,616	General Growth Properties, Inc.	2,138,402
75,590	HCP INC	3,033,427
189,708	Host Hotels & Resorts Inc.	2,521,219
70,627	Kimco Realty Corp.	2,608,961
57,736	Plum Creek Timber Co., Inc.	2,878,717
72,052	ProLogis	2,973,586
30,103	Public Storage, Inc.	2,980,498
30,037	Simon Property Group, Inc.	2,913,589
28,688	Vornado Realty Trust	2,609,174
		36,271,821
	Recreational Products (0.6%)
69,862	Electronic Arts Inc. (a)	2,584,195
83,034	Hasbro, Inc.	2,882,940
157,247	Mattel, Inc.	2,836,736
		8,303,871
	Regional Banks (1.0%)
150,519	Fifth Third Bancorp	1,791,176
195,186	First Horizon National Corp.	1,826,939
32,443	M&T Bank Corp.	2,895,538
95,205	Marshall & IIsley Corp.	1,918,381
39,627	Northern Trust Corp.	2,861,069
53,297	Zions Bancorporation	2,062,594
		13,355,697
	Restaurants (0.8%)
95,632	Darden Restaurants, Inc.	2,737,944
47,413	McDonald’s Corp.	2,925,382
176,580	Starbucks Corp. (a)	2,625,745
77,324	Yum! Brands, Inc.	2,521,536
		10,810,607
	Retail Strip Centers (0.2%)
84,215	Developers Diversified Realty Corp.	2,668,773

	Savings Banks (0.3%)
154,294	Hudson City Bancorp, Inc.	2,846,724
296,522	Sovereign Bancorp, Inc.	1,171,262
		4,017,986
	Semiconductors (2.7%)
525,134	Advanced Micro Devices, Inc. (a)	2,756,954
137,142	Altera Corp.	2,836,097
109,628	Analog Devices, Inc.	2,888,698
141,814	Broadcom Corp. (Class A) (a)	2,641,995
157,744	Intel Corp. (b)	2,954,545
94,107	Linear Technology Corp.	2,885,321
509,818	LSI Logic Corp. (a)	2,732,624
90,277	Microchip Technology Inc.	2,656,852
626,739	Micron Technology, Inc. (a)	2,538,293
168,898	National Semiconductor Corp.	2,906,735
265,856	NVIDIA Corp. (a)	2,847,318
128,534	Texas Instruments Inc.	2,763,481
120,909	Xilinx, Inc.	2,835,316
		36,244,229
	Services to the Health Industry (1.0%)
40,794	Express Scripts, Inc. (a)	3,011,413
143,559	IMS Health Inc.	2,714,701
41,243	Laboratory Corp. of America Holdings (a)	2,866,389
62,856	Medco Health Solutions Inc. (a)	2,828,520
54,217	Quest Diagnostics Inc.	2,801,392
		14,222,415

	Specialty Insurance (0.6%)
55,648	Assurant, Inc.	3,060,640
235,514	MBIA Inc.	2,802,617
297,103	MGIC Investment Corp.	2,088,634
		7,951,891
	Specialty Stores (1.2%)
227,735	AutoNation, Inc. (a)	2,559,741
23,194	AutoZone, Inc. (a)	2,860,748
92,596	Bed Bath & Beyond Inc. (a)	2,908,440
534,052	Office Depot, Inc. (a)	3,108,183
122,112	Staples, Inc.	2,747,520
79,680	Tiffany & Co.	2,830,234
		17,014,866
	Specialty Telecommunications (1.0%)
76,399	American Tower Corp. (Class A) (a)	2,748,072
79,161	CenturyTel, Inc.	2,901,251
255,769	Frontier Communications Corp.	2,941,343
776,400	Qwest Communications International, Inc. (a)	2,507,771
259,254	Windstream Corp.	2,836,239
		13,934,676
	Steel (0.7%)
94,440	AK Steel Holding Corp. (a)	2,447,884
67,409	Allegheny Technologies, Inc.	1,991,936
59,292	Nucor Corp.	2,342,034
29,450	United States Steel Corp.	2,285,614
		9,067,468
	Telecommunication Equipment (1.2%)
268,920	Ciena Corp. (a)	2,710,713
177,496	Corning Inc. (a)	2,776,036
63,183	Harris Corp.	2,919,055
390,682	Motorola, Inc.	2,789,469
62,237	QUALCOMM, Inc.	2,674,323
739,858	Tellabs, Inc. (a)	3,003,823
		16,873,419
	Tobacco (1.1%)
147,684	Altria Group, Inc.	2,930,051
42,453	Lorillard Inc.	3,020,530
58,993	Philip Morris International	2,837,562
56,302	Reynolds American, Inc.	2,737,403
45,309	UST, Inc.	3,014,861
		14,540,407
	Tools/Hardware (0.6%)
45,080	Black & Decker Corp.	2,738,610
51,907	Snap-On, Inc.	2,733,422
60,438	Stanley Works (The)	2,522,682
		7,994,714
	Trucks/Construction/Farm Machinery (1.1%)
45,622	Caterpillar Inc.	2,719,070
51,694	Cummins Inc.	2,260,062
47,860	Deere & Co.	2,369,070
160,498	Manitowoc Co., Inc.	2,495,743
69,020	PACCAR, Inc.	2,635,873
91,423	Terex Corp. (a)	2,790,230
		15,270,048
	Wholesale Distributors (0.4%)
72,376	Genuine Parts Co.	2,910,239
32,855	Grainger (W.W.), Inc.	2,857,399
		5,767,638
	TOTAL COMMON STOCKS (Cost $1,016,985,758)	1,361,681,351

NUMBER OF
SHARES (000)
	Short-Term Investment (f) (0.6%)
	Investment Company
7,643	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $7,642,867)		7,642,867

	TOTAL INVESTMENTS (Cost $1,024,628,625) (g) (h)	100.0%	1,369,324,218
	OTHER ASSETS IN EXCESS OF LIABILITIES	(0.0)	47,828
	NET ASSETS	100.0%	$1,369,372,046

(a)	Non-income producing security.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $406,800.
(c)	Consist of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
(d)

For the nine month ended September 30, 2008, the cost of purchases and the proceeds from sales of Morgan Stanley common stock, an affiliate of the Portfolio, was $0 and $277,158, respectively, including net realized losses of $118,952.

(e)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(g)	Securities have been designated as collateral in an amount equal to $12,026,010 in connection with open futures contracts.
(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at September 30, 2008

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	DEPRECIATION

113	Long	S&P 500 Mini Index
		December 2008	$6,595,810	$(262,669)

MS Equally Weighted S&P 500

Notes to the Portfolio of Investments

FAS 157

9/30/2008

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at September 30, 2008 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$1,369,324,218	$1,369,324,218	—	—
Other Financial Instruments*	(262,669)	(262,669)	—	—
Total	$1,369,061,549	$1,369,061,549	—	—

* Other financial instruments include futures, forwards and swap contracts.

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (8) investments in open- end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at he net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally Weighted S&P 500

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008